Income Tax	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income Tax
Income Tax

The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	$	$	$	$
Current	(236)	(252)	(474)	(513)
Deferred	—	—	81	—
Income tax expense	(236)	(252)	(393)	(513)